STOCKHOLDERS DEFICIT	12 Months Ended
May. 31, 2015
Stockholders Equity Note [Abstract]
STOCKHOLDERS DEFICIT
8.	STOCKHOLDERS DEFICIT

On December 8, 2010, the Company effected a reverse stock split of the outstanding shares of its common stock, with par value of $0.00001 per share (“Common Stock”), on the basis of one share of Common Stock for each five shares of Common Stock outstanding. All references in these financial statements and notes to financial statements to number of shares, price per share and weighted average number of shares outstanding of Common Stock prior to this reverse stock split have been adjusted to reflect the reverse stock split on a retroactive basis unless otherwise noted,

On December 8, 2010, the Company authorized one million shares of a “blank check” class of preferred stock.

On August 27, 2013, Niobe elected to convert the principal and accrued interest of $2,155,000 under the $2 Million Secured Convertible Note into 9,369,565 shares of Common Stock.

On January 23, 2014, the Company consummated a private placement financing to accredited investors of 471,334 shares of Common Stock at $6.00 per share, yielding gross proceeds of $2,828,000. Costs associated with this equity raise was in the amount of $46,397. No commissions were payable in connection with the financing transaction.  Proceeds of the financing will be used for working capital purposes, principally to fund ongoing clinical trials and studies and related activities.  The investors in the offering were granted piggy-back registration rights in connection with certain registration statements filed by the Company, subject to certain exceptions, including a registration statement filed in connection with a primary offering by the Company.